SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 19 – SUBSEQUENT EVENTS We have evaluated all events or transactions that occurred after December 31, 2015 up through the date we issued the consolidated financial statements.